Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) credit_facility term_loan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	6.63%	3.22%
Foreign exchange (losses) gains	$ 25,478	$ 8,612	$ (21,356)
Aggregate annual long-term debt principal repayments, 2020	480,000
Aggregate annual long-term debt principal repayments, 2021	133,900
Aggregate annual long-term debt principal repayments, 2022	184,900
Aggregate annual long-term debt principal repayments, 2023	404,600
Aggregate annual long-term debt principal repayments, 2024	29,800
Aggregate annual long-term debt principal repayments, thereafter	$ 181,300
Number of term loans | term_loan	5
Long-term debt	$ 1,404,445	$ 1,379,642
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of term loans | credit_facility	4
Long-term debt	$ 444,100
Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%
Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Long Term Debt4 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	135.00%
Transportation equipment | Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	136.00%
Transportation equipment | Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	139.00%
Transportation equipment | Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	167.00%
Transportation equipment | Long Term Debt4 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	260.00%